Shareholders' Equity - Additional Information (Detail)	0 Months Ended		1 Months Ended									9 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended
	May 30, 2013	Apr. 30, 2013	Dec. 31, 2013 EUR (€)	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 30, 2013 USD ($)	May 31, 2013	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)		Apr. 24, 2013	Jul. 06, 2012 EUR (€)	Dec. 31, 2013 Cymer [Member]	Sep. 12, 2012 Foundation Intel [Member]	Sep. 12, 2012 Foundation Administration Office Samsung [Member]	Oct. 31, 2012 Foundation Administration Office TSMC [Member]	Dec. 31, 2013 Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]	Dec. 31, 2012 Synthetic Share Buyback [Member] EUR (€)	Dec. 31, 2013 Ordinary Stock [Member] EUR (€)	Dec. 31, 2013 Common Class B [Member] EUR (€)	Dec. 31, 2012 Common Class B [Member] EUR (€)	Sep. 07, 2012 Common Class B [Member] EUR (€)
Schedule Of Stockholders Equity [Line Items]
Common stock value authorized			€ 126,000,000									€ 126,000,000	€ 126,000,000
Cumulative Preference Shares, authorized (actual number of shares)			700,000,000									700,000,000	700,000,000	700,000,000
Cumulative Preference Shares, nominal value			€ 0.09									€ 0.09	€ 0.09	€ 0.09
Ordinary Shares, authorized (actual number of shares)			699,999,000									699,999,000	699,999,000	699,999,000										699,999,000	9,000	9,000	9,000
Ordinary Shares, nominal value			€ 0.09									€ 0.09	€ 0.09	€ 0.09										€ 0.09	€ 0.01	€ 0.01	€ 0.01
Treasury shares			5,970,118									5,970,118	5,970,118	12,687,246
Ordinary Shares, issued (actual number of shares)																								446,822,452
Cumulative preference shares issued
Acquisition date													May 30, 2013
Name of acquired entity	Cymer												Cymer
Right to receive cash										$ 20.00
Right to receive ordinary shares																		1.1502
Business acquisition shares issued	36,479,109																					36,464,576
Total fair value shares issued Cymer acquisition			2,346,700,000									2,346,700,000	2,346,700,000
Nominal value														€ 0.09
Nominal value upon second amendment														€ 9.24
Nominal value per ordinary share upon third amendment														€ 0.06
Amount of decrease in nominal value per ordinary share upon third amendment														€ 9.18
Conversion of stock shares														100 ordinary shares for 77 ordinary shares
Nominal value before second amendment														€ 0.09
Total number of shares purchased		297,500	874,953	962,146	556,443	179,146	283,097	321,486	749,434		389,974	4,614,179											93,411,216
Selling price of shares included in the customer co-investment program														€ 39.91			€ 39.91						€ 39.91
Capital repayment														3,728,324,000	[1],[2]								3,728,300,000
Difference between capital repayment and net proceeds from issuance of shares														125,600,000									125,600,000
Shares issued under customer co-investment program														€ 3,853,900,000									€ 3,853,900,000
Ordinary shares issued																			62,977,877	12,595,575	20,992,625
Fractional shares														900
Maximum Shares Authorized for issuance as percentage of Issued Share capital																5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital																5.00%
Number of fractional shares			100									100	100	100
Ordinary share holders dividend entitled description													One-ninth	One-ninth
Ordinary share holders voting description													Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting.	Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting.
Period in which the company to repurchase or cancel cumulative preference shares													20 months
Dividend declared per ordinary shares of EUR			€ 0.61									€ 0.61	€ 0.61

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.